Statement of Changes in Member's/Partners' Equity - USD ($)	SQN AIF V GP, LLC [Member]	Member's Equity [Member]	Non-controlling Interest [Member]	Limited Partnership Interests [Member]	Total	General Partner [Member]	Limited Partners [Member]
Balance at Jan. 07, 2016
Member's capital contributions	1,001,100	1,001,100
Partners' capital contributions	3,326,481		3,326,481
Offering expenses	(495,950)		(495,950)
Underwriting fees	(232,731)		(232,731)
Net loss	(274,750)	(2,748)	(272,002)
Distributions to partners	(40,088)		(40,088)
Member's distributions	(1,000,000)	(1,000,000)
Balance at Dec. 31, 2016	2,284,062	(1,648)	2,285,710	$ 332,548	$ 2,282,661	$ (3,049)	$ 2,285,710
Balance at Jan. 13, 2016
Partners' capital contributions				332,548	3,325,481	100
Offering expenses					(495,950)		(495,950)
Underwriting fees					(232,731)		(232,731)
Net loss					(274,750)	(2,748)	(272,002)
Distributions to partners					(40,489)	(401)	(40,088)
Balance at Dec. 31, 2016	$ 2,284,062	$ (1,648)	$ 2,285,710	$ 332,548	$ 2,282,661	$ (3,049)	$ 2,285,710